CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors International Growth Fund, Inc. (1933 Act File No. 2-36007; 1940 Act File No. 811-2004) ("Registrant") hereby certifies (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 62 ("Amendment No. 62") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 62 was filed electronically.


                              WADDELL & REED ADVISORS
                              INTERNATIONAL GROWTH FUND, INC.


Dated:  October 31, 2001      By:  /s/Kristen A. Richards
                              ------------------------------
                              Kristen A. Richards
                              Vice President, Secretary and
                                Associate General Counsel